Group Cash Flow Statement (Parenthetical) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Statement of cash flows [abstract]
Net cash outflows relating to adjusting items	£ (56)	£ 155	£ 466